LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT
Defined contribution plans expense	$ 214,000	$ 184,000	$ 182,000